Debt (Narrative) (Details) (USD $)	3 Months Ended	12 Months Ended							0 Months Ended
	Dec. 31, 2011	Dec. 31, 2011 days	Dec. 31, 2011 Pacific Gas And Electric Company [Member]		Dec. 31, 2011 Utility [Member]		Dec. 31, 2011 PG&E Corporation's [Member]	Dec. 31, 2011 Commercial Paper [Member]	May 31, 2011 Credit Facilities [Member] years	Dec. 31, 2011 Credit Facilities [Member]	Dec. 31, 2011 Credit Facilities [Member] Pacific Gas And Electric Company [Member]	Apr. 27, 2009 Credit Facilities [Member] Pacific Gas And Electric Company [Member]	Jun. 08, 2011 Credit Facilities [Member] Utility [Member]	May 31, 2011 Credit Facilities [Member] Utility [Member]	Apr. 27, 2009 Credit Facilities [Member] Utility [Member]	Dec. 31, 2011 Maximum [Member] Credit Facilities [Member]	Dec. 31, 2011 Minimum [Member] Credit Facilities [Member]	Dec. 31, 2011 Floating Rate Senior Notes [Member]
Debt [Line Items]
Debt instrument, face amount																		$ 250,000,000
Average outstanding borrowings					2,000,000		53,000,000	818,000,000
Line of credit facility, maximum borrowing capacity			300,000,000	[1]	3,000,000,000	[2]			300,000,000	3,300,000,000	300,000,000			3,000,000,000
Line of credit facility replaced borrowing capacity												187,000,000	750,000,000		1,900,000,000
Line of credit facility, term (years)									5
Right to increase commitments																500,000,000	100,000,000
Interest including LIBOR on credit facilities		Borrowings under the revolving credit facilities (other than swingline loans) bear interest based, at PG&E Corporation's and the Utility's election, on (1) a London Interbank Offered Rate ("LIBOR") plus an applicable margin or (2) the base rate plus an applicable margin. The base rate will equal the higher of the following: the administrative agent's announced base rate, 0.5% above the federal funds rate, or the one-month LIBOR plus an applicable margin. Interest is payable quarterly in arrears, or earlier for loans with shorter interest periods.
Average yield on outstanding commercial paper		0.94%
Debt covenant ratio of total consolidated debt to total consolidated capitalization percentage	65.00%	65.00%								65.00%
Ownership requirement percentage	80.00%	80.00%
Required ownership of voting capital stock	70.00%
Commercial paper outstanding	$ 1,750,000,000	$ 1,750,000,000
Commercial paper, maturities		365
Commercial paper average yield		0.57%
Interest including LIBOR on Floating Rate Senior Notes		The interest rate for the Floating Rate Senior Notes is equal to the three-month LIBOR plus 0.45% and will reset quarterly beginning on February 20, 2012. At December 31, 2011, the interest rate on the Floating Rate Senior Notes was 0.94%.
Expiration date for credit agreement			May 2016		May 2016

[1]	Includes a $100 million sublimit for letters of credit and a $100 million commitment for "swingline" loans, defined as loans that are made available on a same-day basis and are repayable in full within 7 days.
[2]	Includes a $1.0 billion sublimit for letters of credit and a $300 million commitment for swingline loans.